UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23832

JPMorgan Private Markets Fund

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (zip code)

Ashmi Mehrotra

277 Park Avenue

New York, New York 10172

(Name and address of agent for service)

Copy to:

Rajib Chanda

Ryan P. Brizek

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code: (212) 648-2293

Date of fiscal year end: March 31

Date of reporting period: June 15, 2023 - June 30, 2023

Item 1. Proxy Voting Record.

JPMorgan Private Markets Fund did not hold any securities with respect to which it was entitled to vote during the period from June 15, 2023 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Private Markets Fund

By:	/s/ Ashmi Mehrotra
Name:	Ashmi Mehrotra
Title:	Trustee, Chief Executive Officer and Principal Executive Officer

Date:	August 2, 2023